Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
9. Equity Method Investments

Interests in investments are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of the equity-accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.
Share of results from equity method investments, excluding amortized costs, recognized in the share of results of equity method investments for the year ended December 31, 2025, was a profit of $8.0 million (the years ended December 31, 2024 and 2023: a profit of $16.9 million and a profit of $20.6 million respectively).

	December 31, 2024	December 31, 2025
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")	50%	50%
Unigas International B.V. ("Unigas")	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50%	50%
Luna Pool Agency Limited ("Luna Pool Agency")	50%	50%
Azane Fuel Solutions AS ("Azane")	9.5%	9.5%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

The table below shows the movement in the Company’s equity method investments, for the years ended December 31, 2025, 2024 and 2023:

	2023	2024	2025
	(in thousands)
Equity method investments at January 1	$148,534	$174,910	$253,729
Equity contributions to joint venture entity	35,000	89,000	4,000
Equity method investments – additions	1,559	—	—
Share of results	20,607	16,911	8,036
Distributions received from equity method investments	(30,790)	(27,092)	(17,830)
Total equity method investments at December 31	$174,910	$253,729	$247,935

Export Terminal Joint Venture

As of December 31, 2025, the Company's life-to-date contributions to the Export Terminal Joint Venture total $274.5 million (December 31, 2024: $270.5 million), being our total share of the capital cost for the construction of the Ethylene Export Terminal and the Terminal Expansion Project. The Ethylene Export Terminal began commercial operations in December 2019 and the Terminal Expansion Project was completed in December 2024.

As of December 31, 2025 the capitalized interest and associated costs are being amortized over the estimated useful life of the Ethylene Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of December 31, 2025 the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $4.9 million (December 31, 2024: $5.2 million). The costs amortized was $0.3 million for the year ended December 31, 2025, ($0.3 million for the year ended December 31, 2024) and this is presented in the share of results of the equity method investments within our consolidated statements of operations.

Unigas International B.V.

Unigas International B.V. (“Unigas”), based in the Netherlands, is an independent commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. We own a 33.3% share in Unigas. Unigas independently operates the Unigas Pool which was founded in 1969, with three pool members, Schulte Group, Sloman Neptun and Navigator Gas Denmark ApS (the “Pool Members”, or, a “Pool Member”) and where each Pool Member contributes vessels to operate within the Unigas Pool.
The Unigas Pool is not a legal entity, and operations are governed by an agreement between the Pool Members. Vessel earnings are pooled and then distributed to the Pool Members, using a pool-based formula according to the Unigas Pool Agreement.
Dan Unity CO2 A/S ("Dan Unity")

In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating the joint venture Dan Unity, a Danish entity, to undertake commercial and technical projects relating to seaborne transportation of CO2.

We account for our investment using the equity method and we exercise joint control over the operating and financial policies of Dan Unity. As of December 31, 2025, we have recognized the Company’s initial investment at cost along with the Company’s share of the profit or loss and other comprehensive income of equity accounted investees.

Luna Pool Agency Limited ("Luna Pool Agency")
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas to form and manage the Luna Pool. As part of the formation, Luna Pool Agency Limited (the “Luna Pool Agency”) was incorporated in May 2020. The pool participants jointly own the Luna Pool Agency on an equal basis, and both have equal board representation. As of December 31, 2025, we have recognized the Company’s initial investment of one British pound in the Luna Pool Agency within equity method investments on our consolidated balance sheet. The Luna Pool Agency has no activities other than as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.

Azane Fuel Solutions AS ("Azane")
Azane, a joint venture between ECONNECT Energy AS and Amon Maritime AS, both of Norway, was founded in Norway in 2020 as a company that develops proprietary technology and services for ammonia fuel handling to facilitate the transition to green fuels for shipping. The Company acquired a 9.5% equity interest in Azane on October 25, 2023, and accounts for it using the equity method. It was recognized initially at cost.

Azane intends to build the world’s first ammonia bunkering network and operate ammonia bunkering infrastructure. Azane intends to become the missing link between ammonia production, and trade and vessels wishing to use ammonia as fuel. Future value creation for Azane is expected to come through international expansion with its bunkering solutions and broadening of its offerings in ammonia fuel-handling technology.

Azane, a joint venture between ECONNECT Energy AS and Amon Maritime AS, both of Norway, was founded in Norway in 2020 as a company that develops proprietary technology and services for ammonia fuel handling to facilitate the transition to green fuels for shipping. The Company acquired a 9.5% equity interest in Azane on October 25, 2023 and accounts for it using the equity method. It was recognized initially at cost.

Azane intends to build the world’s first ammonia bunkering network and operate ammonia bunkering infrastructure and aims to become the missing link between ammonia production, and trade and vessels wishing to use ammonia as fuel. Future value creation for Azane is expected to come through international expansion with its bunkering solutions and broadening of its offerings in ammonia fuel handling technology.

Bluestreak CO2 Limited ("Bluestreak")

Bluestreak is a 50.0% / 50.0% joint venture between the Company and Bumi Armada, one of the world’s largest floating infrastructure operators. The joint venture aims to provide an end-to-end solution for carbon emitters to capture, transport, sequester and store their carbon dioxide emissions in line with the United Kingdom’s Industrial Decarbonisation Strategy. It is anticipated that the Bluestreak joint venture will design and implement a value chain of shuttle tankers delivering to a floating carbon storage unit or a floating carbon storage and injection unit. The complete value chain is expected to safely and reliably transport and provide buffer storage of liquid carbon dioxide. The Bluestreak joint venture is subject to the execution of definitive documentation, approvals by the respective boards of directors of the Company and Bumi Armada, applicable regulatory approvals and other customary closing conditions.

Summarized financial information for these equity method investees is included below; among the equity method investees are the Export Terminal Joint Venture, the Luna Pool Agency, Unigas, Bluestreak, Dan Unity and Azane.

No changes occurred to the ownership in each of the equity method investees during the year ended December 31, 2025. For investments acquired during the reported periods, amounts reflect 100% of the investees' results beginning on the date of our acquisition of the investment. The Export Terminal Joint Venture contributed $8.0 million for the year ended December 31, 2025, which represents the majority of our share of results of equity method investments (December 31, 2024 and 2023: equity method results of $16.9 million and $20.6 million, respectively).

The summarized aggregate balance sheet data of the operating entity investments (including those amounts not owned by the Company) consists of the following:

	December 31, 2023	December 31, 2024	December 31, 2025
		(in thousands)
Current assets	$55,731	$48,722	$39,123
Non-current assets	304,646	482,965	460,076
Total Assets	360,377	531,687	499,200

Current liabilities	25,793	34,251	12,943
Non-current liabilities	296	696	817
Total Liabilities	26,089	34,947	13,761
Total Equity	$334,288	$496,740	$485,439

The summarized operating data of the operating entity investments was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	(in thousands)
Total revenues	$107,792	$95,152	$97,859
Operating Income	41,454	35,418	15,144
Net income	41,607	34,843	15,782
Net income attributable to the investees	$20,671	$17,110	$8,155